Financial Risk Management Objectives - Commodity Price Sensitivity (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
16% increase in commodity price [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of commodity price	28.00%	(16.00%)
Effect on profit before tax due to change in commodity price	$ 5,398	$ (3,473)
16% decrease in commodity price [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of commodity price	(28.00%)	16.00%
Effect on profit before tax due to change in commodity price	$ (5,398)	$ 3,473